Property, Plant, and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Land and land improvements		$ 30,547	$ 28,985
Building and leasehold improvements		154,521	153,769
Machinery, equipment, and other		1,301,368	1,278,427
Construction-in-progress		37,100	11,017
Property, plant, and equipment, gross		1,523,536	1,472,198
Accumulated depreciation		(780,590)	(679,167)
Property, plant, and equipment, net	$ 722,063	$ 742,946	$ 793,031